Discontinued Operations (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 486,244	$ 315,194
Cost of revenues		400,513	392,671
Gross profit		85,732	(77,477)
Operating expenses		(11,844,769)	(562,559)
Other income (expenses), net		60,499	120,394
Loss before income tax		(11,698,538)	(519,642)
Income tax expense
Loss from discontinued operation		(11,698,538)	(519,642)
Gain from disposal, net of tax		5,072,068
Total loss from discontinued operations, net of income taxes		$ (6,626,470)	$ (519,642)